Expenses for shipping activities and other expenses from operating activities - Charter hire expenses (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019		Dec. 31, 2018
Disclosure of operating segments [line items]
Total charter hire expenses	$ (7,954)	$ (604)	[1]	$ (31,114)	[1]
Charter hire
Disclosure of operating segments [line items]
Total charter hire expenses	(7,954)	(604)		6
Bare boat hire
Disclosure of operating segments [line items]
Total charter hire expenses	$ 0	$ 0		$ (31,120)

[1]	The Group initially applied IFRS 16 at January 1, 2019, using the modified retrospective approach. Under this approach, comparative information is not restated.